KEELEY Gabelli SMID Cap Value Fund
Schedule of Investments—December 31, 2025 (Unaudited)
1
Shares
Market
Value
COMMON STOCKS — 97 .9%
Banking — 4 .3%
13,183 Columbia Banking System Inc. ......................... $ 368,465
8,482 NCR Atleos Corp. † ............................................ 323,249
2,944 Wintrust Financial Corp. ................................... 411,630
1,103,344
Broadcasting — 1 .1%
1,345 Nexstar Media Group Inc. ................................ 273,102
Building and Construction — 7 .6%
5,389 Amrize Ltd. † ...................................................... 291,437
5,370 Everus Construction Group Inc. † ..................... 459,457
5,011 Fluor Corp. † ....................................................... 198,586
5,765 Fortune Brands Innovations Inc. ...................... 288,365
5,201 Knife River Corp. † ............................................. 365,891
10,144 Tri Pointe Homes Inc. † ...................................... 319,232
1,922,968
Business Services — 6 .5%
3,149 Lamar Advertising Co. , Cl. A, REIT ................. 398,601
20,873 Outfront Media Inc. , REIT ................................ 503,039
8,907 Vontier Corp. ..................................................... 331,162
2,701 WEX Inc. † ........................................................... 402,395
1,635,197
Computer Software and Services — 4 .9%
51,738 Alight Inc. , Cl. A ................................................ 100,889
21,388 Amentum Holdings Inc. † ................................. 620,252
15,110 NCR Voyix Corp. † ............................................. 154,122
2,361 TD SYNNEX Corp. ............................................ 354,693
1,229,956
Consumer Products — 6 .9%
5,251 Brunswick Corp. ................................................ 389,834
4,831 Hasbro Inc. ......................................................... 396,142
5,323 Kontoor Brands Inc. ........................................... 325,182
2,816 PVH Corp. .......................................................... 188,728
7,592 Spectrum Brands Holdings Inc. ........................ 448,536
1,748,422
Containers and Packaging — 1 .1%
68,576 Ardagh Metal Packaging SA ............................. 281,162
Diversified Industrial — 10 .2%
2,363 Chart Industries Inc. † ........................................ 487,321
1,527 Crane Co. ............................................................ 281,625
6,061 Crane NXT Co. ................................................... 285,291
2,379 Esab Corp. .......................................................... 265,782
9,667 GXO Logistics Inc. † ........................................... 508,871
1,675 ITT Inc. ............................................................... 290,629
4,483 nVent Electric plc ............................................... 457,132
2,576,651
Electronics — 1 .2%
6,184 Ralliant Corp. ..................................................... 314,827
Energy and Utilities — 16 .0%
61,220 Algonquin Power & Utilities Corp. .................. 376,503
2,837 Chord Energy Corp. .......................................... 262,990
5,714 Evergy Inc. ......................................................... 414,208
3,053 Expand Energy Corp. ........................................ 336,929
7,400 International Seaways Inc. ................................ 359,270
21,443 MDU Resources Group Inc. .............................. 418,567
3,852 NRG Energy Inc. ................................................ 613,393
20,210 Sable Offshore Corp. † ....................................... 182,294
Shares
Market
Value
5,807 Southwest Gas Holdings Inc. ............................ $ 464,676
13,640 TechnipFMC plc ................................................. 607,798
4,036,628
Entertainment — 1 .1%
5,387 Atlanta Braves Holdings Inc. , Cl. C † ................ 212,517
2,970 Seaport Entertainment Group Inc. † ................. 58,717
271,234
Financial Services — 10 .4%
4,682 Air Lease Corp. .................................................. 300,725
8,298 Enact Holdings Inc. ........................................... 328,933
6,926 Equitable Holdings Inc. ..................................... 330,024
3,467 Popular Inc. ........................................................ 431,711
4,231 SouthState Bank Corp. ...................................... 398,179
7,007 Synovus Financial Corp. ................................... 350,700
8,638 Virtu Financial Inc. , Cl. A .................................. 287,818
2,867 Voya Financial Inc. ............................................ 213,563
2,641,653
Food and Beverage — 2 .0%
4,139 Lamb Weston Holdings Inc. ............................. 173,383
7,217 Molson Coors Beverage Co. , Cl. B .................... 336,889
510,272
Health Care — 12 .4%
13,708 CareTrust REIT Inc. ........................................... 495,681
14,567 Concentra Group Holdings Parent Inc. ........... 286,678
18,597 Embecta Corp. .................................................... 220,932
6,762 Enovis Corp. † ..................................................... 180,140
1,250 GRAIL Inc. † ....................................................... 106,987
661 Labcorp Holdings Inc. ....................................... 165,832
17,284 Perrigo Co. plc ................................................... 240,593
5,712 Solventum Corp. † .............................................. 452,619
14,297 Strawberry Fields REIT Inc. .............................. 187,291
2,683 The Ensign Group Inc. ...................................... 467,379
11,706 The Pennant Group Inc. † .................................. 329,524
3,133,656
Hotels and Gaming — 2 .8%
6,532 Gaming and Leisure Properties Inc. , REIT ...... 291,915
5,914 VICI Properties Inc. , REIT ................................. 166,302
3,212 Wyndham Hotels & Resorts Inc. ...................... 242,699
700,916
Metals and Mining — 4 .1%
4,284 Kaiser Aluminum Corp. .................................... 492,060
15,427 OR Royalties Inc. ............................................... 545,962
1,038,022
Real Estate — 2 .5%
13,680 Millrose Properties Inc. , REIT ........................... 408,622
9,650 Sila Realty Trust Inc. , REIT ............................... 224,941
633,563
Retail — 1 .7%
8,880 Bath & Body Works Inc. .................................... 178,310
4,486 Victoria's Secret & Co. † ..................................... 243,007
421,317
Specialty Chemicals — 1 .1%
5,794 Solstice Advanced Materials Inc. † .................... 281,473
TOTAL COMMON STOCKS ......................... 24,754,363

KEELEY Gabelli SMID Cap Value Fund
Schedule of Investments (Continued)—December 31, 2025 (Unaudited)
2
__________
Shares
Market
Value
WARRANTS — 0.0%
Energy and Utilities — 0.0%
7,970 Electriq Power Holdings Inc. , expire
07/31/28 † (a) ..................................................... $ 0
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 2 .1%
$ 525,000 U.S. Treasury Bills,
3.729 % to 3.847% †† ,
01/22/26 to 04/23/26 ........................................ 522,194
TOTAL INVESTMENTS — 100.0%
(Cost $ 16,574,933 ) ........................................... $ 25,276,557
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
REIT Real Estate Investment Trust